14. Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 2,818,057	R$ 3,195,767	R$ 3,025,010
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,151,088
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (2,333,031)
Aircraft under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	5.80%
Property, plant and equipment	R$ 451,435	1,351,436	1,411,932
Aircraft under finance lease [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	673,675
Aircraft under finance lease [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (222,240)
Sets Of Replacement Parts And Spares Engines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	6.90%
Property, plant and equipment	R$ 993,626	850,477
Sets Of Replacement Parts And Spares Engines [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,583,865
Sets Of Replacement Parts And Spares Engines [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (590,239)
Aircraft Reconfigurations Overhauling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	30.40%
Property, plant and equipment	R$ 1,168,449	865,761
Aircraft Reconfigurations Overhauling [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,443,747
Aircraft Reconfigurations Overhauling [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (1,275,298)
Aircraft And Safety Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Property, plant and equipment	R$ 323	405
Aircraft And Safety Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	856
Aircraft And Safety Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (533)
Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Property, plant and equipment	R$ 22,968	18,075
Tools [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44,121
Tools [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(21,153)
Flight Equipment After Impairment Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,587,962	3,060,078
Flight Equipment After Impairment Losses [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,697,425
Flight Equipment After Impairment Losses [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (2,109,463)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	20.00%
Property, plant and equipment	R$ 1,904	1,448
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,513
Vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (9,609)
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Property, plant and equipment	R$ 17,785	20,042
Machinery And Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	59,404
Machinery And Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (41,619)
Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Property, plant and equipment	R$ 12,510	11,509
Furniture And Fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30,698
Furniture And Fixtures [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (18,188)
Computers And Peripherals [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	20.00%
Property, plant and equipment	R$ 9,499	8,994
Computers And Peripherals [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40,813
Computers And Peripherals [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (31,314)
Communication Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Property, plant and equipment	R$ 603	703
Communication Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,692
Communication Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (2,089)
Maintenance Center - Confins [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.40%
Property, plant and equipment	R$ 16,242	26,918
Maintenance Center - Confins [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	107,637
Maintenance Center - Confins [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (91,395)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	19.00%
Property, plant and equipment	R$ 30,761	13,852
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	60,115
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29,354)
Flight Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,636,801	3,086,154
Flight Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,746,264
Flight Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,109,463)
Impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(48,839)	(26,076)
Impairment losses [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(48,839)
Impairment losses [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 0
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	0.00%
Property, plant and equipment	R$ 15,443	33,503
Construction in Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,443
Construction in Progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Property, Plant And Equipment In Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	104,747	116,969
Property, Plant And Equipment In Use [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	328,315
Property, Plant And Equipment In Use [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(223,568)
Property Plant And Equipment In Use Before Advances [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,692,709	3,177,047
Property Plant And Equipment In Use Before Advances [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,025,740
Property Plant And Equipment In Use Before Advances [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,333,031)
Advances For Acquisition Of Property, Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	125,348	R$ 18,720	R$ 87,399
Advances For Acquisition Of Property, Plant And Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	125,348
Advances For Acquisition Of Property, Plant And Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 0